Personnel and related taxes	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Personnel and related taxes
13	Personnel and related taxes

	2020	2019
Personnel and taxes	222	246
Withholding income tax on payroll	150	219
Accrued vacation and related charges	920	1,124
Employee profit sharing (a)	10,239	11,450
Officers’ fund (b)	1,271	1,043

Personnel and related taxes current	12,802	14,082

Officers’ fund (b)	1,527	1,530

Personnel non-current liabilities	1,527	1,530

(a)
The Group recognizes a provision for payment of profit sharing to employees, according to conditions approved by Management, which is recorded as personnel expenses in the income statement. The amount of US$ 11,450 was paid in February and March of 2020. The amount of US$ 10,239 on December 31, 2020 was fully settled by February 28, 2021.

(b)	Represents the amount of accrued employee benefits related to the Officers’ fund, as described in the notes 4(f) and 27(b)).